Employee Benefit Plans - Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Retirement Benefits [Abstract]
Service cost	$ 301	$ 355	$ 1,030	$ 1,186
Interest cost	419	441	1,276	1,384
Net periodic cost	$ 720	$ 796	$ 2,306	$ 2,570